Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share capital and reserves
Schedule of share capital

Share capital as at June 30, 2025 and December 31, 2024 consisted from the following:

	2024	2024
	Number of shares	US$

Ordinary shares of $0 each	18,111,016	—
	18,111,016	—

Issued and fully paid
Balance at January 1, 2024	19,764,141	—
Issue of ordinary shares related to business combination	84,298	—
Issue of shares resulting from options exercise	19,487	—
Repurchase of shares under the put options and expiration of the put options	(101,601)	—
Repaid fractional shares due to reverse stock split	(97)	—
Shares issued in the ATM	214	—
Repurchase of the shares resulted from Tender offer	(1,655,426)	—
Balance at December 31, 2024	18,111,016	—

	2025	2025
	Number of shares	US$

Ordinary shares of $0 each	18,130,090	—
	18,130,090	—

Issued and fully paid
Balance at January 1, 2025	18,111,016	—
Issue of ordinary shares related to business combination	—	—
Issue of shares resulting from options exercise	19,074	—
Repurchase of shares under the put options and expiration of the put options	—	—
Repaid fractional shares due to reverse stock split	—	—
Shares issued in the ATM	—	—
Repurchase of the shares resulted from Tender offer	—	—
Balance at June 30, 2025	18,130,090	—